Annual Total Returns[BarChart] - AST JP MORGAN TACTICAL PRESERVATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.23%	10.72%	11.03%	5.45%	(0.18%)	3.84%	12.14%	(5.13%)	14.61%	11.35%